Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration to Members of the Board of Directors (Parenthetical) (Detail)
kr / shares in Units, kr in Millions
12 Months Ended
	Dec. 31, 2024 SEK (kr) kr / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Disclosure Of Information About Board Management And Employees [Abstract]
Share price used to calculate value of synthetic shares | kr / shares	kr 89.88
Dividend compensation per share included in value of synthetic shares | $ / shares		$ 2.7	$ 2.7	$ 2.5	$ 2
Social security charges | kr	kr 5,466,068